ALLIANCE VARIABLE PRODUCTS SERIES FUND TOTAL RETURN PORTFOLIO ALLIANCE VARIABLE PRODUCTS SERIES FUND TOTAL RETURN PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2002





INVESTMENT PRODUCTS OFFERED
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED




TOTAL RETURN PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                      U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                          $ 31,934,064            17.5%
Federal National Mortgage Assoc.                5,591,640             3.1
U.S. Treasury Bonds                             5,000,418             2.7
Citigroup, Inc.                                 4,607,635             2.5
J.P. Morgan Chase & Co.                         4,409,600             2.4
Union Pacific Corp.                             4,150,781             2.3
Household International, Inc.                   3,976,000             2.2
Bank of America Corp.                           3,693,900             2.0
AT&T Corp.                                      3,489,937             1.9
BP Plc (ADR)                                    3,281,850             1.8
                                             $ 70,135,825            38.4%


1


TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-54.9%
FINANCE-16.3%
BANKING - MONEY CENTERS-2.4%
J.P. Morgan Chase & Co.                         130,000      $ 4,409,600

BANKS - REGIONAL-3.4%
Bank of America Corp.                            52,500        3,693,900
Bank One Corp.                                   50,000        1,924,000
KeyCorp.                                         25,000          682,500
                                                             ------------
                                                               6,300,400

BROKERAGE & MONEY MANAGEMENT-1.1%
Merrill Lynch & Co., Inc.                        50,000        2,025,000

INSURANCE-1.5%
ACE, Ltd.                                        27,500          869,000
American International Group, Inc.               27,500        1,876,325
                                                             ------------
                                                               2,745,325

MORTGAGE BANKING-2.7%
Fannie Mae                                       30,000        2,212,500
The PMI Group, Inc.                              28,300        1,081,060
Washington Mutual, Inc.                          42,500        1,577,175
                                                             ------------
                                                               4,870,735

MISCELLANEOUS-5.2%
Citigroup, Inc.                                 117,500        4,553,125
Household International, Inc.                    80,000        3,976,000
MBNA Corp.                                       26,750          884,622
                                                             ------------
                                                               9,413,747
                                                             ------------
                                                              29,764,807

HEALTH CARE-8.8%
DRUGS-4.6%
Pfizer, Inc.                                     90,000        3,150,000
Schering-Plough Corp.                            90,000        2,214,000
Wyeth                                            61,000        3,123,200
                                                             ------------
                                                               8,487,200

MEDICAL PRODUCTS-0.4%
Abbott Laboratories                              19,500          734,175

MEDICAL SERVICES-3.8%
Cardinal Health, Inc.                            25,000        1,535,250
HCA Healthcare Corp.                             32,500        1,543,750
Tenet Healthcare Corp. (a)                       35,000        2,504,250
WellPoint Health Networks (a)                    16,500        1,283,865
                                                             ------------
                                                               6,867,115
                                                             ------------
                                                              16,088,490

ENERGY-5.9%
DOMESTIC INTEGRATED-1.0%
Occidental Petroleum Corp.                       28,000          839,720
Phillips Petroleum Co.                           17,500        1,030,400
                                                             ------------
                                                               1,870,120

DOMESTIC PRODUCERS-1.3%
Apache Corp.                                      8,700          500,076
Kerr-McGee Corp.                                 35,000        1,874,250
                                                             ------------
                                                               2,374,326

INTERNATIONAL-2.3%
BP Plc (ADR) (United Kingdom)                    65,000        3,281,850
Exxon Mobil Corp.                                20,500          838,860
                                                             ------------
                                                               4,120,710

OIL SERVICE-0.7%
GlobalSantaFe Corp.                              12,500          341,875
Transocean Sedco Forex, Inc.                     27,500          856,625
                                                             ------------
                                                               1,198,500

MISCELLANEOUS-0.6%
Dynegy, Inc.                                    157,000        1,130,400
                                                             ------------
                                                              10,694,056

TECHNOLOGY-5.8%
COMMUNICATION EQUIPMENT-1.1%
Juniper Networks, Inc.                          217,500        1,228,875
Lucent Technologies, Inc. (a)                   163,300          271,078
QUALCOMM, Inc. (a)                               23,100          635,019
                                                             ------------
                                                               2,134,972

COMPUTER SERVICES-1.1%
First Data Corp.                                 53,000        1,971,600

CONTRACT MANUFACTURING-1.2%
Flextronics International, Ltd.
  (Singapore) (a)                                38,050          271,297
Sanmina Corp. (a)                               125,000          788,750
Solectron Corp. (a)                             175,000        1,076,250
                                                             ------------
                                                               2,136,297

SEMI-CONDUCTOR COMPONENTS-1.9%
Altera Corp. (a)                                130,000        1,768,000
Micron Technology, Inc. (a)                      85,000        1,718,700
                                                             ------------
                                                               3,486,700

SOFTWARE-0.5%
Amdocs, Ltd. (Guerensey) (a)                     46,400          350,320
VERITAS Software Corp. (a)                       27,500          544,225
                                                             ------------
                                                                 894,545
                                                             ------------
                                                              10,624,114

CONSUMER STAPLES-5.8%
BEVERAGES-1.6%
Anheuser Busch Cos., Inc.                        57,500        2,875,000

COSMETICS-1.7%
Avon Products, Inc.                              57,500        3,003,800

RETAIL - FOOD & DRUG-0.9%
Kroger Co. (a)                                   85,000        1,691,500


2


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Shares or
                                              Principal
                                                Amount
Company                                          (000)      U.S. $ Value
-------------------------------------------------------------------------------
TOBACCO-1.6%
Philip Morris Cos., Inc.                         67,500      $ 2,948,400
                                                             ------------
                                                              10,518,700

UTILITIES-4.5%
ELECTRIC & GAS UTILITIES-1.3%
Ameren Corp.                                     18,500          795,685
Constellation Energy Group                       35,000        1,026,900
Reliant Energy, Inc.                             29,630          500,747
                                                             ------------
                                                               2,323,332

TELEPHONE UTILITIES-3.2%
AT&T Corp.                                      300,000        3,210,000
BellSouth Corp.                                  25,000          787,500
SBC Communications, Inc.                         50,000        1,525,000
Sprint Corp.                                     35,900          380,899
                                                             ------------
                                                               5,903,399
                                                             ------------
                                                               8,226,731

TRANSPORTATION-2.3%
RAILROAD-2.3%
Burlington Northern Santa Fe Corp.               27,500          825,000
Union Pacific Corp.                              53,300        3,372,824
                                                             ------------
                                                               4,197,824

CAPITAL GOODS-1.8%
MISCELLANEOUS-1.8%
General Electric Co.                             60,000        1,743,000
United Technologies Corp.                        23,500        1,595,650
                                                             ------------
                                                               3,338,650

CONSUMER SERVICES-1.6%
BROADCASTING & CABLE-0.5%
Comcast Corp. Cl.A (a)                           38,500          917,840

CELLULAR COMMUNICATIONS-0.1%
Sprint Corp. (PCS Group) (a)                     37,800          168,966

ENTERTAINMENT & LEISURE-0.5%
Carnival Corp.                                   34,000          941,460

RETAIL - GENERAL MERCHANDISE-0.5%
Sears, Roebuck & Co.                             17,500          950,250
                                                             ------------
                                                               2,978,516

MULTI-INDUSTRY
COMPANIES-1.1%
Tyco International, Ltd.                        145,000        1,958,950

BASIC INDUSTRIES-1.0%
CHEMICALS-1.0%
E.I. du Pont de Nemours & Co.                    22,500          999,000
Lyondell Chemical Co.                            54,500          822,950
                                                             ------------
                                                               1,821,950

Total Common Stocks
  (cost $109,126,572)                                        100,212,788

U.S. GOVERNMENT & AGENCY OBLIGATIONS-23.3%
Federal National Mortgage Assoc.
  5.00%, 1/15/07                                 $2,000        2,054,580
  6.00%, 12/15/05                                 1,000        1,067,820
  6.625%, 10/15/07                                2,250        2,469,240
U.S. Treasury Bonds
  6.25%, 8/15/23                                  1,400        1,499,988
  6.875%, 8/15/25                                 1,650        1,901,675
  8.125%, 8/15/21                                    35           45,165
  11.25%, 2/15/15                                 1,000        1,553,590
U.S. Treasury Notes
  3.50%, 1/15/11                                  3,099        3,206,566
  3.625%, 1/15/08                                   890          931,907
  4.625%, 5/15/06                                 7,125        7,338,750
  4.875%, 2/15/12                                   325          326,219
  5.00%, 2/15/11                                  4,000        4,067,680
  5.625%, 5/15/08 (b)                             5,800        6,190,572
  5.75%, 8/15/03                                     50           51,992
  5.75%, 8/15/10                                  1,000        1,069,680
  6.25%, 2/15/07                                  4,600        5,033,458
  6.875%, 5/15/06                                 2,750        3,053,022
  7.50%, 2/15/05                                    600          664,218

Total U.S. Government & Agency Obligations
  (cost $41,257,728)                                          42,526,122

CORPORATE DEBT OBLIGATIONS-18.9%
AEROSPACE/DEFENSE-0.2%
Northrop Grumman Corp.
  7.125%, 2/15/11                                   225          240,025
Raytheon Co.
  8.20%, 3/01/06                                    150          165,546
                                                             ------------
                                                                 405,571

AUTOMOTIVE-0.0%
Federal Mogul Corp.
  7.875%, 7/01/10 (c)(d)                            125           27,344


3


TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Principal
                                               Amount
Company                                         (000)        U.S. $ Value
-------------------------------------------------------------------------------
BANKING-2.5%
Abbey National Capital Trust I Plc
  8.963%, 12/29/49                                 $ 66         $ 76,454
Bank One Corp.
  7.875%, 8/01/10                                   200          227,233
Barclays Bank Plc
  8.55%, 9/29/49 (e)                                 50           57,660
Citicorp
  6.375%, 11/15/08                                  500          527,549
Citigroup, Inc.
  7.25%, 10/01/10                                    50           54,510
Development Bank of Singapore
  7.125%, 5/15/11 (e)                               500          529,385
First Massachusetts Bank
  7.625%, 6/15/11                                   200          215,851
First Union Capital II
  7.95%, 11/15/29                                   150          162,589
First Union National Bank
  7.80%, 8/18/10                                    400          448,404
FMR Corp.
  7.57%, 6/15/29                                    140          152,586
HSBC Capital Funding LP
  10.176%, 6/30/30 (d)(e)(f)                        560          719,124
Sanwa Bank, Ltd.
  7.40%, 6/15/11                                    400          382,400
Unicredito Italiano Capital Trust
  9.20%, 10/05/10 (e)                               250          291,775
US Bancorp
  7.50%, 6/01/26                                    400          434,363
Zions Financial Corp.
  6.95%, 5/15/06                                    200          205,481
                                                             ------------
                                                               4,485,364

BROADCASTING/MEDIA-0.4%
AT&T Corp. - Liberty Media Corp.
  8.25%, 2/01/30                                    250          233,607
Clear Channel Communications, Inc.
  7.875%, 6/15/05                                   150          157,923
Liberty Media Corp.
  7.875%, 7/15/09                                   150          151,035
News America Holdings, Inc.
  8.25%, 10/17/96                                    60           59,093
Time Warner, Inc.
  7.75%, 6/15/05                                    140          147,275
                                                             ------------
                                                                 748,933

BUILDING/REAL ESTATE-0.3%
Beazer Homes
  8.375%, 4/15/12                                   100          101,500
CRH America, Inc.
  6.95%, 3/15/12                                    250          263,394
EOP Operating LP
  8.375%, 3/15/06                                    35           38,711
Meritage Corp.
  9.75%, 6/01/11                                    100          104,250
                                                             ------------
                                                                 507,855

CABLE-0.2%
Charter Communications Holdings, Inc.
  10.00%, 5/15/11                                   200          136,000
  10.00%, 4/01/09 (e)                               100           69,500
Cox Communications, Inc.
  7.75%, 11/01/10                                   200          190,512
                                                             ------------
                                                                 396,012

CHEMICALS-0.1%
Praxair, Inc.
  6.375%, 4/01/12                                   250          259,702

COMMUNICATIONS-1.6%
AT&T Canada, Inc.
  7.65%, 9/15/06                                    400           50,000
AT&T Corp.
  7.30%, 11/15/11 (e)                               100           83,155
  8.00%, 11/15/31 (e)                               250          196,782
British Telecommunications Plc
  8.375%, 12/15/10                                  700          763,137
  8.875%, 12/15/30                                  350          382,463
KPN NV
  8.375%, 10/01/30                                  500          483,405
Paramount Communications, Inc.
  7.50%, 7/15/23                                    300          295,319
Qwest Capital Funding, Inc.
  5.875%, 8/03/04                                   325          212,875
  7.90%, 8/15/10                                    200          114,000
Sprint Capital Corp.
  6.875%, 11/15/28                                  350          219,564
US West Cap. Funding
  6.375%, 7/15/08                                   210          113,400
WorldCom, Inc.-WorldCom Group
  8.00%, 5/15/06                                     45            6,975
                                                             ------------
                                                               2,921,075

COMMUNICATIONS - MOBILE-0.7%
AT&T Wireless Services, Inc.
  8.125%, 5/01/12                                   500          408,485
  7.875%, 3/01/11 (e)                               500          404,576
Nextel Communications, Inc.
  10.65%, 9/15/07                                   250          136,875
TELUS Corp.
  7.50%, 6/01/07                                    200          179,653
Tritel PCS, Inc.
  10.375%, 1/15/11                                  130          118,950
                                                             ------------
                                                               1,248,539

CORPORATE-0.1%
Lucent Technologies, Inc.
  7.25%, 7/15/06                                    250          171,250

ENERGY-1.3%
Apache Finance PTY, Ltd.
  6.50%, 12/15/07                                   250          267,462
Conoco, Inc.
  5.90%, 4/15/04                                    150          156,288


4


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________


                                              Principal
                                               Amount
Company                                          (000)      U.S. $ Value
-------------------------------------------------------------------------------

Devon Energy Corp.
  7.95%, 4/15/32                                 $1,000      $ 1,078,897
Swift Energy Co.
  9.375%, 5/01/12                                    50           47,375
Union Pacific Resources Group, Inc.
  7.30%, 4/15/09                                    150          162,884
Virginia Electric & Power Co.
  5.375%, 2/01/07                                   500          507,223
XTO Energy, Inc.
  7.50%, 4/15/12                                    100          102,500
                                                             ------------
                                                               2,322,629

FINANCIAL-3.6%
American Reinsurance
  7.45%, 12/15/26                                   140          150,941
Cho Hung Bank Co., Ltd.
  11.875%, 4/01/10 (e)                               80           91,866
Ford Motor Credit Co.
  6.00%, 1/14/03                                    150          152,002
  6.875%, 2/01/06                                   500          511,935
  7.375%, 2/01/11                                   400          405,795
  7.875%, 6/15/10                                   100          104,698
General Electric Capital Corp.
  5.00%, 6/15/07                                    500          503,680
  5.875%, 2/15/12                                   500          496,095
Goldman Sachs Group, Inc.
  6.60%, 1/15/12                                    500          510,200
  6.65%, 5/15/09                                    200          205,776
Heller Financial, Inc.
  8.00%, 6/15/05                                    115          127,569
Household Finance Corp.
  5.75%, 1/30/07                                    200          198,024
  6.375%, 10/15/11                                  400          383,304
  6.50%, 1/24/06                                     75           76,739
  7.875%, 3/01/07                                   150          160,142
Lehman Brothers Holdings, Inc.
  6.625%, 4/01/04                                   145          152,160
  7.875%, 8/15/10                                   150          164,563
Markel Capital Trust I
  8.71%, 1/01/46                                    200          164,736
Merrill Lynch & Co., Inc.
  6.00%, 2/17/09                                    500          509,090
Morgan Stanley Dean Witter & Co.
  5.625%, 1/20/04                                    75           77,720
  7.75%, 6/15/05                                    125          137,267
Normandy Finance, Ltd.
  7.50%, 7/15/05 (e)                                500          518,166
The Hartford Financial Services, Inc.
  6.375%, 11/01/08                                  125          130,897
TRAINS
  6.379%, 8/15/08 (e)                               705          665,576
                                                             ------------
                                                               6,598,941

FOOD/BEVERAGE-0.4%
Delhaize America, Inc.
  8.125%, 4/15/11                                   200          211,123
Fosters Finance Corp.
  6.875%, 6/15/11 (e)                               200          212,187
Kellogg Co. Cl.B
  6.60%, 4/01/11                                    300          315,091
Phillip Morris Cos., Inc.
  7.75%, 1/15/27                                     90           95,713
                                                             ------------
                                                                 834,114

HEALTHCARE-0.6%
Elan Finance Corp., Ltd.
  0.01%, 12/14/18                                   200           92,250
Triad Hospitals, Inc.
  8.75%, 5/01/09                                    280          294,000
WellPoint Health Networks, Inc.
  6.375%, 1/15/12                                   625          648,470
                                                             ------------
                                                               1,034,720

INDUSTRIAL-0.8%
Continental Cablevision, Inc.
  9.00%, 9/01/08                                    300          314,624
Deere & Co.
  7.85%, 5/15/10                                    150          168,720
General Motors Corp.
  7.20%, 1/15/11                                    250          255,009
Spherion Corp.
  4.50%, 6/01/05                                    250          220,000
Tyco International Group, SA
  6.375%, 6/15/05                                   500          409,990
  6.375%, 10/15/11                                  200          153,398
                                                             ------------
                                                               1,521,741

INSURANCE-0.8%
Loews Corp.
  6.75%, 12/15/06                                   100          104,331
Lumbermens Mutual Casualty
  9.15%, 7/01/26 (e)                                150          133,671
SunAmerica, Inc.
  8.125%, 4/28/23                                 1,000        1,168,183
                                                             ------------
                                                               1,406,185

MUNICIPAL OBLIGATION-0.3%
Dallas-Fort Worth Texas
  International Airport Facility
  7.07%, 11/01/24                                   400          416,260
Nextel Communications, Inc.
  9.375%, 11/15/09                                  225          114,750
                                                             ------------
                                                                 531,010

NON-AIR TRANSPORTATION-0.7%
CNF, Inc.
  7.35%, 6/01/05                                    200          202,500
CSX Corp.
  6.75%, 3/15/11                                    250          262,622
Union Pacific Corp.
  6.625%, 2/01/29                                   800          777,957
                                                             ------------
                                                               1,243,079


5


TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________


                                              Shares or
                                              Principal
                                               Amount
Company                                         (000)         U.S. $ Value
-------------------------------------------------------------------------------
PAPER/PACKAGING-0.7%
Abitibi-Consolidated, Inc.
  8.30%, 8/01/05                                 $   25      $    26,073
Domtar, Inc.
  7.875%, 10/15/11                                  250          271,735
MeadWestvaco Corp.
  6.85%, 4/01/12                                    500          525,869
Owens Brockway Glass
  8.875%, 2/15/09 (e)                               150          150,750
Weyerhaeuser Co.
  6.75%, 3/15/12 (e)                                250          259,339
                                                             ------------
                                                               1,233,766

PETROLEUM PRODUCTS-0.4%
Canadian Natural Resources, Ltd.
  6.70%, 7/15/11                                    300          313,728
  7.20%, 1/15/32                                    250          254,936
Petronas Capital, Ltd.
  7.00%, 5/22/12 (e)                                150          152,550
                                                             ------------
                                                                 721,214

PUBLIC UTILITIES - ELECTRIC & GAS-1.6%
Dominion Resources Capital Trust III
  8.40%, 1/15/31                                    200          211,025
Dominion Resources, Inc.
  8.125%, 6/15/10                                   150          168,753
DPL, Inc.
  8.25%, 3/01/07                                    550          596,006
Elwood Energy LLC
  8.159%, 7/05/26 (c)                               247          250,827
FirstEnergy Corp. Series C
  7.375%, 11/15/31                                  500          476,118
FPL Energy Virginia
  7.52%, 6/30/19 (e)                                285          293,986
Mission Energy Holding
  13.50%, 7/15/08 (e)                               100          101,000
Nevada Power Co. Series A
  8.25%, 6/01/11                                    200          186,923
Progress Energy, Inc.
  7.10%, 3/01/11                                    400          423,388
Yorkshire Power
  8.25%, 2/15/05 (e)                                150          166,915
                                                             ------------
                                                               2,874,941

PUBLIC UTILITIES - TELEPHONE-0.6%
New Jersey Bell Telephone
  8.00%, 6/01/22                                    500          520,564
Verizon Maryland, Inc.
  6.125%, 3/01/12                                   500          476,495
Verizon New York, Inc.
  6.875%, 4/01/12                                   100           98,625
WorldCom, Inc.-WorldCom Group
  6.25%, 8/15/03                                    500           85,000
                                                             ------------
                                                               1,180,684

RETAIL-0.8%
J.C. Penney Co., Inc.
  7.60%, 4/01/07                                    100           98,616
Kohl's Corp.
  7.25%, 6/01/29                                    150          161,292
Sears Roebuck Acceptance Corp.
  7.00%, 2/01/11                                    250          260,825
  7.00%, 6/01/32                                    750          720,643
Toys "R" Us, Inc.
  7.625%, 8/01/11                                   250          244,399
                                                             ------------
                                                               1,485,775

SERVICE-0.1%
Allied Waste North America
  10.00%, 8/01/09                                   150          148,137

SOVEREIGN-0.1%
Quebec Province of Canada
  7.50%, 9/15/29                                    150          172,398

Total Corporate Debt Obligations
  (cost $35,332,013)                                          34,480,979

PREFERRED STOCK-0.7%
AUTOMOTIVE-0.3%
Ford Motor Co. Capital Trust II                  10,000          566,250

FINANCIAL-0.1%
Sovereign Real Estate Investor Trust (c)(e)      90,000          100,575

PUBLIC UTILITIES - ELECTRIC & GAS-0.3%
DTE Energy Trust I                               20,000          506,250

Total Preferred Stock
  (cost $1,077,883)                                            1,173,075


6


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________


                                              Principal
                                               Amount
Company                                         (000)       U.S. $ Value
-------------------------------------------------------------------------------
YANKEE BONDS-0.1%
YANKEE BONDS-0.1%
Imperial Tobacco
  7.125%, 4/01/09
  (cost $169,606)                                $  170        $ 176,743

SHORT-TERM INVESTMENT-1.2%
TIME DEPOSIT-1.2%
State Street Euro Dollar
  1.25%, 7/01/02
  (cost $2,187,000)                               2,187        2,187,000

TOTAL INVESTMENTS-99.1%
  (cost $189,150,802)                                        180,756,707
Other assets less liabilities-0.9%                             1,651,987

NET ASSETS-100%                                          $   182,408,694


(a)  Non-income producing security.

(b) Security, or portion thereof, with an aggregate market value of $6,190,572 has been segregated to collateralize forward exchange currency contracts.

(c)  Security is in default and is non-income producing.

(d)  Illiquid security at fair value.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2002, the aggregate market value of these securities amounted to $5,198,538 or 2.8% of net assets.

(f)  Variable rate coupon, rate shown as of June 30, 2002.

     Glossary:

     ADR - American Depositary Receipt
     See Notes to Financial Statements.


7


TOTAL RETURN PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $189,150,802)    $  180,756,707(a)
  Cash                                                                  847
  Collateral held for securities loaned                          11,364,370
  Dividends and interest receivable                               1,477,665
  Receivable for investment securities sold                       1,339,009
  Total assets                                                  194,938,598

LIABILITIES
  Payable for collateral received on securities loaned           11,364,370
  Payable for investment securities purchased                     1,006,743
  Advisory fee payable                                               96,382
  Unrealized depreciation of forward exchange currency contracts      2,475
  Accrued expenses                                                   59,934
  Total liabilities                                              12,529,904

NET ASSETS                                                   $  182,408,694

COMPOSITION OF NET ASSETS
  Capital stock, at par                                      $       11,608
  Additional paid-in capital                                    195,292,063
  Undistributed net investment income                             2,609,840
  Accumulated net realized loss on investments                   (7,108,245)
  Net unrealized depreciation of investments                     (8,396,572)
                                                             $  182,408,694
Class A Shares
  Net assets                                                 $  181,046,698
  Shares of capital stock outstanding                            11,521,516
  Net asset value per share                                  $        15.71

Class B Shares
  Net assets                                                 $    1,361,996
  Shares of capital stock outstanding                                86,755
  Net asset value per share                                  $        15.70


(a)  Includes securities on loan with a value of $10,997,809 (see Note F).

     See Notes to Financial Statements.


8


TOTAL RETURN PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)
                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                     $  2,345,784
  Dividends (net of foreign taxes withheld of $4,191)             1,012,011
  Total investment income                                         3,357,795

EXPENSES
  Advisory fee                                                      589,465
  Distribution fees--Class B                                          1,749
  Custodian                                                          64,015
  Administrative                                                     37,312
  Audit and legal                                                    24,484
  Printing                                                            4,624
  Directors' fees                                                       906
  Transfer agency                                                       542
  Miscellaneous                                                       4,608
  Total expenses                                                    727,705
  Net investment income                                           2,630,090

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment transactions                   (3,557,749)
  Net realized gain on foreign currency transactions                  2,450
  Net change in unrealized appreciation/depreciation of:
    Investments                                                 (15,290,380)
    Foreign currency denominated assets and liabilities              (2,475)
  Net loss on investment and foreign currency transactions      (18,848,154)

NET DECREASE IN NET ASSETS FROM OPERATIONS                     $(16,218,064)


See Notes to Financial Statements.


9


TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                         Six Months Ended           Year Ended
                                          June 30, 2002           December 31,
                                           (unaudited)                 2001
                                         -----------------        -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                      $  2,630,090         $  3,590,417
  Net realized loss on investment and
    foreign currency transactions              (3,555,299)            (599,424)
  Net change in unrealized appreciation/
    depreciation of investments
    and foreign currency denominated
    assets and liabilities                    (15,292,855)            (353,682)
  Net increase (decrease) in net
    assets from operations                    (16,218,064)           2,637,311

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                    (3,579,822)          (2,234,141)
  Net realized gain on investments
    Class A                                    (2,116,795)          (3,254,079)
  Distributions in excess of net realized
    gain on investments
    Class A                                            -0-            (677,076)

CAPITAL STOCK TRANSACTIONS
  Net increase                                 19,654,891           97,460,305
  Total increase (decrease)                    (2,259,790)          93,932,320

NET ASSETS
  Beginning of period                         184,668,484           90,736,164
  End of period (including undistributed
    net investment income of $2,609,840
    and $3,559,572, respectively)            $182,408,694         $184,668,484


See Notes to Financial Statements.


10


TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

The Total Return Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to achieve a high return through a combination of current income and capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums or accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.


11


TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency transactions, merger transactions and recognition of bond premium, resulted in a net increase in undistributed net investment income, a net increase in accumulated net realized loss on investments and a corresponding increase in additional paid-in capital. This reclassification had no effect on net assets.

6. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.


NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .625% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $37,312 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and reimburse additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, there were no such waivers or reimbursements.

Broker commissions paid on investment transactions for the six months ended June 30, 2002 amounted to $154,648, none of which was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $542 for the six months ended June 30, 2002.


NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


12


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations                                    $ 72,711,333
U.S. government and agencies                                     11,371,357

Sales:
Stocks and debt obligations                                     $44,948,333
U.S. government and agencies                                     17,366,565

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                  $ 10,529,331
Gross unrealized depreciation                                   (18,923,426)
Net unrealized depreciation                                    $ (8,394,095)

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had outstanding forward exchange currency contracts as follows:

                           Contract  U.S. $ Value on    U.S. $      Unrealized
                            Amount    Origination       Current    Appreciation
                            (000)         Date           Value    (Depreciation)
                          ---------  ----------------  ---------  -------------
Forward Exchange Currency
Buy Contract

Foreign Currency
Buy Contracts

Euro, settling 7/15/02           44      $41,137       $43,304         $ 2,167

Forward Exchange Currency
Sale Contract

Foreign Currency
Sale Contracts

Euro, settling 7/15/02           44       38,663        43,305          (4,642)

                                                                      $ (2,475)


2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.


13


TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.


NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                     2001              2000
Distributions paid from:
  Ordinary income                              $2,257,494        $2,799,958
  Net long-term capital gains                   3,907,802         3,990,795
Total taxable distributions                     6,165,296         6,790,753
Total distributions paid                       $6,165,296        $6,790,753

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                   $ 4,996,552
Undistributed long-term capital gains                               840,055
Accumulated Earnings                                              5,836,607
Accumulated capital and other losses                             (2,285,099)(a)
Unrealized appreciation/(depreciation)                            5,468,196)(b)
Total accumulated earnings/(deficit)                            $ 9,019,704

(a) Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital losses of $2,285,099.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and tax amortization methods for premium and market discount.


NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. ('the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had loaned


14


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

securities with a value of $10,997,809 and received cash collateral of $11,364,370. For the six months ended June 30, 2002, the Portfolio received fee income $17,087 which is included in interest income in the accompanying statement of operations.


NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    --------------------------     ----------------------------
                      Six Months                    Six Months
                        Ended       Year Ended        Ended        Year Ended
                    June 30, 2002   December 31,  June 30, 2002    December 31,
                     (unaudited)       2001        (unaudited)        2001
                    ------------    ----------    ------------    -------------
Class A
Shares sold            1,517,184     5,276,804    $ 26,284,396    $ 94,753,113
Shares issued in
  reinvestment of
  dividends and
  distributions          352,256       339,125       5,657,230       6,165,296
Shares issued on
  connection with
  the acquisition of
  Brinson Series
  Trust Balanced
  Portfolio                   -0-      704,488              -0-     12,369,676
Shares redeemed         (720,706)     (986,886)    (12,239,082)    (17,390,546)
Net increase           1,148,734     5,333,531    $ 19,702,544    $ 95,897,539


                    Six Months                    Six Months
                       Ended    October 26, 2001*    Ended     October 26, 2001*
                   June 30, 2002  to December 31, June 30, 2002  to December 31,
                    (unaudited)          2001     (unaudited)            2001
                   ------------    ----------    ------------    -------------
Class B
Shares sold             10,187         1,114        $170,983      $   19,680
Shares issued on
  connection with
  the acquisition of
  Brinson Series
  Trust Balanced
  Portfolio                 -0-       90,728              -0-      1,593,583
Shares issued in
  reinvestment of
  dividends and
  distributions          2,456            -0-         39,387              -0-
Shares redeemed        (14,842)       (2,888)       (258,023)        (50,497)
Net increase
  (decrease)            (2,199)       88,954       $ (47,653)     $1,562,766


NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I:Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.


* Commencement of distribution.


15


TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE J: Acquisition of Brinson Series Trust Balanced Portfolio

On October 26, 2001, the Portfolio acquired all the assets and liabilities, of the Brinson Series Trust Balanced Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Balanced Portfolio on March 1, 2001. The acquisition was accomplished by a tax-free exchange of 795,216 shares of the Portfolio for 1,750,377 shares of Brinson Series Trust Balanced Portfolio on October 26, 2001. The aggregate net assets of the Portfolio and Brinson Series Trust Balanced Portfolio immediately before the acquisition were $159,038,305 and $13,963,259 (including $105,721 net unrealized appreciation of investments), respectively. Immediately after the acquisition the combined net assets of the Portfolio amounted to $173,001,564.


16


TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS A
                                       -----------------------------------------------------------------------------------
                                          Six Months
                                            Ended                            Year Ended December 31,
                                        June 30, 2002    ---------------------------------------------------------------
                                         (unaudited)         2001(a)      2000         1999         1998         1997
                                       ----------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $17.65       $18.01       $17.49       $18.06       $16.92       $14.63

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24          .44          .48          .44          .41(c)       .39(c)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions                        (1.67)        (.01)        1.63          .70         2.36         2.62
Net increase (decrease) in
  net asset value from operations              (1.43)         .43         2.11         1.14         2.77         3.01

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.32)        (.28)        (.39)        (.36)        (.29)        (.23)
Distributions from net realized
  gain on investments                           (.19)        (.42)       (1.20)       (1.35)       (1.34)        (.49)
Distributions in excess of net
  realized gain on investments                    -0-     (.09)-0-          -0-          -0-          -0-
Total dividends and distributions               (.51)        (.79)       (1.59)       (1.71)       (1.63)        (.72)
Net asset value, end of period                $15.71       $17.65       $18.01       $17.49       $18.06       $16.92

TOTAL RETURN
Total investment return based
  on net asset value (d)                       (8.19)%       2.27%       12.52%        6.53%       16.99%       21.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $181,047     $183,098      $90,736      $75,170      $59,464      $42,920
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .77%(e)      .78%         .87%         .86%         .88%         .88%
  Expenses, before waivers
    and reimbursements                           .77%(e)      .78%         .87%         .86%         .95%         .88%
  Net investment income                         2.79%(e)     2.50%        2.77%        2.48%        2.41%(c)     2.46%(c)
Portfolio turnover rate                           34%          71%         102%          91%          57%          65%


See footnote summary on page 18.


17


TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)         Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                    CLASS B
                                         ----------------------------
                                            Six Months   October 26,
                                               Ended      2001(a)(f)
                                             June 30,         to
                                                2002      December 31,
                                           (unaudited)       2001
                                          ------------   ------------
Net asset value, beginning of period          $17.65       $17.56

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       0.21          .06
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                 (1.66)         .03
Net increase (decrease) in net asset
  value from operations                        (1.45)         .09

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.31)          -0-
Distributions from net realized
  gain on investment                            (.19)          -0-
Total dividends and distributions               (.50)          -0-
Net asset value, end of period                $15.70        17.65

TOTAL RETURN
Total investment return based on
  net asset value (d)                          (8.29)%        .51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $1,362       $1,570
Ratio to average net assets of:
  Expenses (e)                                  1.02%        1.00%
  Net investment income (e)                     2.53%        1.80%
Portfolio turnover rate                           34%          71%


(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.02 and $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and $.02, and decrease the ratio of net investment income to average net assets from 2.61% to 2.50% for Class A and from 2.41% to 1.80% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


18


TOTAL RETURN PORTFOLIO                   Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


19